Note 6 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 24,700,000	$ 29,200,000	$ 18,700,000
Operating Loss Carryforwards, Valuation Allowance	9,600,000	10,100,000	8,100,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	13,400,000	15,000,000	12,400,000
Operating Loss Carryforwards, Valuation Allowance	1,100,000	$ 0.30	$ 1,000,000
Income Tax Expense (Benefit)	$ 0
Valuation Allowance Percentage	100.00%